Leases (Details) - Schedule of lease extension options ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Schedule of lease extension options [Abstract]
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	₪ 5,889	$ 1,894	₪ 5,889